Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary Of Revenue And Operating Income

The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Three Months Ended September 30, 2020
Revenues	$542,062	$242,283	$784,345
Depreciation and amortization	$41,978	$16,578	$58,556
Operating income	$60,205	$28,366	$88,571
Three Months Ended September 30, 2019
Revenues	$503,335	$478,347	$981,682
Depreciation and amortization	$40,273	$17,599	$57,872
Operating income	$48,077	$28,448	$76,525

(in thousands)	Sales	Marketing	Total
Nine Months Ended September 30, 2020
Revenues	$1,510,099	$795,185	$2,305,284
Depreciation and amortization	$127,319	$50,194	$177,513
Operating income (loss)	$95,420	$24,592	$120,012
Nine Months Ended September 30, 2019
Revenues	$1,434,868	$1,337,319	$2,772,187
Depreciation and amortization	$120,760	$53,664	$174,424
Operating income	$87,673	$51,963	$139,636

The Company and its chief operating decision maker evaluate performance based on revenues and operating income.

(in thousands)	Sales	Marketing	Total
Year Ended December 31, 2019
Revenues	$1,954,705	$1,830,358	$3,785,063
Depreciation and amortization	$161,563	$71,010	$232,573
Operating income	$127,961	$85,713	$213,674
Year Ended December 31, 2018
Revenues	$1,857,004	$1,850,624	$3,707,628
Depreciation and amortization	$157,098	$68,135	$225,233
Operating loss	$(1,072,702)	$(17,212)	$(1,089,914)
Year Ended December 31, 2017
Revenues	$1,588,444	$828,483	$2,416,927
Depreciation and amortization	$139,634	$40,356	$179,990
Operating income	$172,171	$36,631	$208,802

Summary of Revenues and Long-lived Assets by Services Provided in Geographic Region

Revenues and long-lived assets by services provided in geographic region are as follows:

	Three Months Ended
(in thousands)	September 30, 2020	September 30, 2019
Revenues
North America	$696,258	$865,144
International	88,087	116,538

Total revenues	$784,345	$981,682

	Nine Months Ended
(in thousands)	September 30, 2020	September 30, 2019
Revenues
North America	$2,043,241	$2,439,164
International	262,043	333,023

Total revenues	$2,305,284	$2,772,187

(in thousands)	September 30, 2020	December 31, 2019
Long-Lived Assets
North America	$78,563	$107,940
International	6,506	6,750

Total long-lived assets	$85,069	$114,690

Revenues and long-lived assets by services provided in geographic region are as follows:

	December 31,
(in thousands)	2019	2018	2017
Revenues
North America	$3,324,019	$3,257,937	$2,208,970
International	461,044	449,691	207,957

Total revenues	$3,785,063	$3,707,628	$2,416,927

	December 31,
(in thousands)	2019	2018
Long-Lived Assets
North America	$107,940	$102,172
International	6,750	5,950

Total long-lived assets	$114,690	$108,122